Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 413,182,184	$ 13,814,182	$ 371,092,421	$ 290,441,208
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	334,926,069		314,689,000		$ 11,197,796
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	245,521,027	8,208,660	230,791,164	196,462,345
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	51,244,470	1,713,289	45,630,792	35,413,647
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	239,532,971		229,944,505		8,008,458
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	75,938,364	2,538,896	56,031,108	30,201,332
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	38,613,132	1,290,977	36,844,258	26,445,240
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	1,865,191	$ 62,360	1,795,099	$ 1,918,644
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	26,645,450		25,686,256		890,854
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 68,747,648		$ 59,058,239		$ 2,298,484